Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE GROWTH TRUST
Central Index Key	dei_EntityCentralIndexKey	0000102816
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2016
Prospectus Date	rr_ProspectusDate	Jan. 01, 2016